Cover	Nov. 04, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	UBER TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38902
Entity Tax Identification Number	45-2647441
Entity Address, Address Line One	1725 3rd Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94158
City Area Code	415
Local Phone Number	612-8582
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	UBER
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001543151
Amendment Flag	false